SEGMENTED INFORMATION (Details 1) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total assets	$ 8,186,641	$ 8,740,162	$ 9,574,390
Total Liabilities	1,629,733	2,075,149	2,394,611
Chemrex [Member]
Total assets	7,677,067	8,062,685	8,407,176
Total Liabilities	1,536,699	1,966,759	2,273,025
BGLC & Bionexus [Member]
Total assets	509,574	677,477	1,167,214
Total Liabilities	$ 93,034	$ 108,390	$ 121,586